UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09381

PayPal Funds

(Exact name of registrant as specified in charter)

2211 North First Street San Jose, CA 95131

(Address of principal executive offices) (Zip code)

Omar Paz

2211 North First Street San Jose, CA 95131

(Name and address of agent for service)

Registrant’s telephone number, including area code: 408-376-7400

Date of fiscal year end: December 31, 2009

Date of reporting period: March 31, 2009

Item 1.	Schedule of Investments.

The PayPal Money Market Fund (the “Fund”), a series of PayPal Funds, invests substantially all of its assets in the Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio, and owns a pro rata interest in the Master Portfolio’s net assets. As of March 31, 2009, the value of the Fund’s investment in the Master Portfolio was $607,202,860, which represents 2.65% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

The Fund is subject to the provisions of Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

As of March 31, 2009, the value of the Fund’s investment in its Master Portfolio was classified as a Level 1 price. The inputs and methods by which the Master Portfolio values its investments are disclosed in Note 1 of the Master Portfolio’s Notes to Schedule of Investments, which are included in this filing.

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited)

March 31, 2009

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—9.80%
Abbey National Treasury Services PLC
2.87%, 04/20/09	$300,000,000	$300,001,540
Banco Bilbao Vizcaya Argentaria SA
0.97%, 06/09/09	100,000,000	100,008,605
1.01%, 06/16/09	175,000,000	175,003,685
3.22%, 08/20/09	150,000,000	150,002,844
Bank of Nova Scotia
0.66%, 04/30/09	175,000,000	175,001,408
BNP Paribas
0.42%, 04/09/09	350,000,000	350,000,000
Royal Bank of Scotland NY
2.64%, 04/09/09	125,000,000	125,000,135
Toronto-Dominion Bank (The)
2.65%, 04/13/09	175,000,000	175,000,000
UBS Finance (Delaware) LLC
0.58%, 04/28/09	545,000,000	545,000,000
UniCredito Italiano
0.65%, 04/01/09	150,000,000	150,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $2,245,018,217)		2,245,018,217

Security	Face Amount	Value
COMMERCIAL PAPER—42.03%
Amsterdam Funding Corp.
0.57%, 04/03/09 (a)	95,000,000	94,996,992
Australia & New Zealand Banking Group Ltd.
3.20%, 07/24/09	320,000,000	316,757,332
Barton Capital Corp.
0.55%, 04/01/09 (a)	198,000,000	198,000,000
0.57%, 04/01/09 (a)	70,541,000	70,541,000
0.57%, 04/02/09 (a)	144,807,000	144,804,707
BNP Paribas Finance Inc.
0.45%, 04/13/09	250,000,000	249,962,500
Bryant Park Funding LLC
0.65%, 06/10/09 (a)	50,000,000	49,936,806
Chariot Funding LLC
0.45%, 05/26/09 (a)	51,000,000	50,964,938
0.50%, 04/21/09 (a)	202,000,000	201,943,889
0.50%, 04/23/09 (a)	51,000,000	50,984,416
0.50%, 06/22/09 (a)	115,000,000	114,869,028
0.50%, 06/30/09 (a)	59,303,000	59,228,871
Charta LLC
0.80%, 05/18/09 (a)	45,000,000	44,953,000
0.85%, 05/15/09 (a)	200,000,000	199,792,222
Citibank Omni Master Trust
1.75%, 04/08/09 (a)	110,000,000	109,962,569
CRC Funding LLC
0.85%, 05/15/09 (a)	130,000,000	129,864,944
Danske Corp.
0.50%, 04/01/09	250,000,000	250,000,000
DnB NOR Bank ASA
0.91%, 05/05/09	140,000,000	139,879,678
E.ON AG
0.60%, 04/30/09	100,000,000	99,951,667
0.85%, 05/11/09	75,000,000	74,929,167

Edison Asset Securitization LLC
0.70%, 06/22/09 (a)	40,000,000	39,936,222
0.70%, 06/23/09 (a)	100,000,000	99,838,611
0.72%, 06/05/09 (a)	300,000,000	299,610,000
Enterprise Funding Corp.
0.37%, 04/13/09 (a)	193,365,000	193,341,151
0.40%, 04/06/09 (a)	108,070,000	108,063,996
Falcon Asset Securitization Corp.
0.50%, 05/21/09 (a)	251,000,000	250,825,694
0.50%, 06/15/09 (a)	65,000,000	64,932,292
0.50%, 06/19/09 (a)	101,141,000	101,030,026
0.50%, 06/22/09 (a)	175,000,000	174,800,694
General Electric Capital Corp.
0.15%, 04/01/09	230,000,000	230,000,000
Govco LLC
1.00%, 06/01/09 (a)	270,000,000	269,542,500
1.05%, 06/15/09 (a)	100,000,000	99,781,250
Greenwich Capital Holdings Inc.
0.73%, 04/06/09	150,000,000	149,984,792
Jupiter Securitization Corp.
0.40%, 04/07/09 (a)	125,000,000	124,991,667
0.50%, 04/22/09 (a)	225,000,000	224,934,375
0.50%, 04/23/09 (a)	100,000,000	99,969,445
LMA Americas LLC
0.57%, 04/21/09 (a)	25,000,000	24,992,083
Nordea North America Inc.
0.77%, 04/29/09	250,000,000	249,850,278
0.90%, 05/04/09	175,000,000	174,855,625
Park Avenue Receivables Corp.
0.40%, 04/08/09 (a)	100,000,000	99,992,222
0.45%, 05/27/09 (a)	100,000,000	99,930,000
0.50%, 04/17/09 (a)	125,000,000	124,972,222
0.50%, 05/11/09 (a)	125,000,000	124,930,556
0.50%, 05/12/09 (a)	125,000,000	124,928,819
0.50%, 05/19/09 (a)	204,800,000	204,663,467
Rabobank USA Financial Corp.
0.74%, 06/15/09	315,000,000	314,514,375
Ranger Funding Co. LLC
0.37%, 04/14/09 (a)	190,205,000	190,179,586
0.40%, 04/09/09 (a)	181,384,000	181,367,877
0.55%, 06/17/09 (a)	100,000,000	99,882,361
Regency Markets No. 1 LLC
0.75%, 06/10/09 (a)	66,598,000	66,500,878
Societe Generale North America Inc.
0.73%, 05/18/09	350,000,000	349,666,431
0.83%, 04/06/09	175,000,000	174,979,826
Solitaire Funding Ltd.
0.57%, 04/22/09 (a)	250,000,000	249,916,875
Tempo Finance Ltd.
0.50%, 04/06/09 (a)	35,000,000	34,997,569
0.65%, 05/12/09 (a)	81,000,000	80,940,037
Thunder Bay Funding LLC
0.45%, 04/06/09 (a)	81,298,000	81,292,919
0.55%, 04/03/09 (a)	45,886,000	45,884,598
0.60%, 04/03/09 (a)	50,055,000	50,053,332
Variable Funding Capital Corp.
0.60%, 04/07/09 (a)	150,000,000	149,985,000
0.65%, 04/06/09 (a)	150,000,000	149,986,458
0.65%, 04/27/09 (a)	250,000,000	249,882,639
Windmill Funding Corp.
0.52%, 04/09/09 (a)	150,000,000	149,982,667
0.52%, 04/27/09 (a)	125,000,000	124,953,056
0.57%, 04/02/09 (a)	140,000,000	139,997,783

Yorktown Capital LLC
0.37%, 04/13/09 (a)	214,018,000	213,991,605
0.67%, 05/04/09 (a)	115,210,000	115,139,242

TOTAL COMMERCIAL PAPER
(Cost: $9,627,116,827)		9,627,116,827

Security	Face Amount	Value
MEDIUM-TERM NOTES—1.69%
Commonwealth Bank of Australia
1.43%, 08/03/09	100,000,000	100,000,000
Federal Home Loan Bank
0.95%, 04/01/10	225,000,000	225,000,000
Wal-Mart Stores Inc.
6.88%, 08/10/09	60,868,000	61,727,843

TOTAL MEDIUM-TERM NOTES
(Cost: $386,727,843)		386,727,843

Security	Face Amount	Value
REPURCHASE AGREEMENTS—28.10%
Banc of America Securities LLC Tri-Party 0.23%, dated 3/31/09, due 4/1/09, maturity value $100,000,639 (collateralized by U.S. government obligations, value $102,000,001).	100,000,000	100,000,000
Banc of America Securities LLC Tri-Party 0.23%, dated 3/31/09, due 4/1/09, maturity value $40,000,256 (collateralized by U.S. government obligations, value $40,800,000).	40,000,000	40,000,000
Bank of America N.A. Tri-Party 0.23%, dated 3/31/09, due 4/1/09, maturity value $230,001,469 (collateralized by U.S. government obligations, value $234,600,000).	230,000,000	230,000,000
BNP Paribas Securities Corp. Tri-Party 0.46%, dated 3/31/09, due 4/1/09, maturity value $550,007,066 (collateralized by non-U.S. government debt securities, value $566,500,000).	550,000,000	550,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.28%, dated 3/31/09, due 4/1/09, maturity value $125,000,972 (collateralized by U.S. government obligations, value $127,500,000).	125,000,000	125,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.28%, dated 3/31/09, due 4/1/09, maturity value $230,001,789 (collateralized by U.S. government obligations, value $234,600,000).	230,000,000	230,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.51%, dated 3/31/09, due 4/1/09, maturity value $725,010,321 (collateralized by non-U.S. government debt securities, value $753,542,144).	725,000,000	725,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.71%, dated 3/31/09, due 4/1/09, maturity value $160,003,167 (collateralized by non-U.S. government debt securities, value $166,298,956).	160,000,000	160,000,000
Credit Suisse First Boston Tri-Party 0.28%, dated 3/31/09, due 4/1/09, maturity value $250,001,944 (collateralized by U.S. government obligations, value $255,000,445).	250,000,000	250,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.17%, dated 3/31/09, due 4/1/09, maturity value $650,003,069 (collateralized by U.S. government obligations, value $664,000,001).	650,000,000	650,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.72%, dated 3/20/09, due 4/20/09, maturity value $500,310,000 (collateralized by non-U.S. government debt securities, value $510,985,367). (b)	500,000,000	500,000,000
Greenwich Capital Markets Inc. Tri-Party 0.56%, dated 3/31/09, due 4/1/09, maturity value $575,008,984 (collateralized by U.S. government obligations, value $586,502,925).	575,000,000	575,000,000
HSBC Securities (USA) Inc. Tri-Party 0.39%, dated 3/31/09, due 4/1/09, maturity value $100,001,090 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $104,929,153).	100,000,000	100,000,000
J.P. Morgan Securities Inc. Tri-Party 0.10%, dated 3/31/09, due 4/1/09, maturity value $150,000,417 (collateralized by U.S. government obligations, value $153,004,051).	150,000,000	150,000,000
J.P. Morgan Securities Inc. Tri-Party 0.17%, dated 3/31/09, due 4/1/09, maturity value $700,003,306 (collateralized by U.S. government obligations, value $714,001,057).	700,000,000	700,000,000

J.P. Morgan Securities Inc. Tri-Party 0.24%, dated 3/31/09, due 4/1/09, maturity value $250,001,667 (collateralized by U.S. government obligations, value $255,001,273).	250,000,000	250,000,000
J.P. Morgan Securities Inc. Tri-Party 0.24%, dated 3/31/09, due 4/1/09, maturity value $500,003,333 (collateralized by U.S. government obligations, value $510,002,994).	500,000,000	500,000,000
J.P. Morgan Securities Inc. Tri-Party 0.46%, dated 3/31/09, due 4/1/09, maturity value $500,006,424 (collateralized by non-U.S. government debt securities, value $515,000,106).	500,000,000	500,000,000
Morgan Stanley Tri-Party 0.56%, dated 3/31/09, due 4/1/09, maturity value $100,001,563 (collateralized by non-U.S. government debt securities, value $112,723,178).	100,000,000	100,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $6,435,000,000)		6,435,000,000

Security	Face Amount	Value
TIME DEPOSITS—6.49%
Citibank N.A.
0.22%, 04/01/09	125,000,000	125,000,000
0.25%, 04/01/09	137,228,000	137,228,000
ING Groep NV
0.25%, 04/01/09	140,000,000	140,000,000
KBC Bank
0.15%, 04/01/09	360,488,000	360,488,000
National Australia Bank Ltd.
0.06%, 04/01/09	200,000,000	200,000,000
Royal Bank of Canada
0.03%, 04/01/09	23,522,000	23,522,000
0.25%, 04/01/09	300,000,000	300,000,000
Societe Generale
0.10%, 04/01/09	200,000,000	200,000,000

TOTAL TIME DEPOSITS
(Cost: $1,486,238,000)		1,486,238,000

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—12.74%
American Express Bank FSB
0.58%, 06/12/09	50,000,000	49,929,110
Bank of America N.A.
1.63%, 10/02/09	225,000,000	225,000,000
BBVA U.S. Senior SA Unipersonal
1.21%, 04/17/09 (a)	50,000,000	49,991,232
General Electric Capital Corp.
0.56%, 04/24/09	60,000,000	60,000,059
ING Groep NV
1.67%, 06/17/09 (a)	325,000,000	325,000,000
Metropolitan Life Insurance Co.
1.59%, 07/20/09 (b)	25,000,000	25,000,000
1.69%, 08/18/09 (b)	50,000,000	50,000,000
Monumental Global Funding III
1.64%, 08/17/09 (a)	150,000,000	150,000,000
Pricoa Global Funding I
1.52%, 06/12/09 (a)	100,000,000	100,000,000
Procter & Gamble Co.
1.31%, 09/09/09	100,000,000	100,000,000
Royal Bank of Canada
1.44%, 08/07/09	50,000,000	50,000,000
1.74%, 10/01/09	125,000,000	125,000,000
Toyota Motor Credit Corp.
0.66%, 09/22/09	275,000,000	275,000,000
0.66%, 10/02/09	200,000,000	200,000,000

Wachovia Bank N.A.
1.64%, 05/01/09	492,000,000	492,000,000
Wells Fargo & Co.
3.55%, 05/01/09 (a)	164,900,000	164,904,642
Wells Fargo Bank N.A.
0.80%, 09/10/09	250,000,000	250,000,000
Westpac Banking Corp.
1.52%, 06/10/09	225,000,000	225,000,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $2,916,825,043)		2,916,825,043

TOTAL INVESTMENTS IN SECURITIES — 100.85%
(Cost: $23,096,925,930)		23,096,925,930

Other Assets, Less Liabilities — (0.85)%		(194,442,734)

NET ASSETS — 100.00%		$22,902,483,196

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

See accompanying notes to schedule of investments.

MONEY MARKET MASTER PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of March 31, 2009, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedule of investments for the Money Market Master Portfolio (the “Master Portfolio”).

PORTFOLIO SECURITIES

SECURITY VALUATION

The securities and other assets of the Master Portfolio are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”). The Master Portfolio is subject to the provisions of Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Portfolio has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Master Portfolio. The Master Portfolio considers observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Master Portfolio’s perceived risk of that instrument.

The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

The following table summarizes the inputs used in valuing the Master Portfolio’s investments as of March 31, 2009:

Investments in Securities
Level 1	Level 2	Level 3	Total
$—	$23,096,925,930	$—	$23,096,925,930

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

FEDERAL INCOME TAXES

As of March 31, 2009, the Master Portfolio’s cost of investments for federal income tax purposes was the same as for financial reporting purposes.

Item 2. Controls and Procedures.

(a) The President and Chief Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4(a).

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto as Exhibits 3(a)(1) and 3(a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PayPal Funds

By:	/s/ John Story
John Story
President

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By:	/s/ John Story
John Story
President

Date: May 29, 2009

By:	/s/ Omar Paz
Omar Paz Treasurer and Chief Financial Officer

Date: May 29, 2009